12. Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2019
Judicial Deposits [Abstract]
Schedule of detailed information about judicial deposits

These are recorded at their historical costs and updated according to the legislation in force:

	2019	2018

	1,006,899	1,345,113

Civil	355,093	334,028
Labor	245,928	492,000
Tributary	203,110	299,310
Regulatory	111	111
Online attachment (*)	202,657	219,664

(*) Refers to blocked judicial deposits directly on the Company´s bank accounts and financial investments related to certain judicial proceedings. This amount is analyzed periodically and, when identified, is reclassified to one of the other specific accounts of judicial deposits.